SUPPLEMENT DATED OCTOBER 30, 2015

TO PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND

SUMMARY PROSPECTUSES OF THE FUNDS

VIKING MUTUAL FUNDS

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

(collectively, the "Funds")

Prospectus and SAI of the Funds dated April 30, 2015

Summary Prospectus of each Fund dated May 7, 2015

As described below, at a meeting held on October 30, 2015, the Board of Trustees of Viking Mutual Funds (the "Trust") approved changes to the up-front sales charges imposed on purchases of shares of the Funds

Modified Up-Front Sales Charges

A.	Changes to Up-Front Sales Charges

Prior to November 2, 2015, the up-front sales charges for the Funds (as set forth under the heading "Your Account—Sales Charges" in the Prospectus) and the commissions paid to qualifying dealers who sell Fund shares (as set forth under the heading "Your Account—Account Policies—Dealer Compensation" in the Prospectus) are as follows:

When You Invest This Amount	The Sales Charge Makes Up This % of The Offering Price	Which Equals This % of Your Investment*	Commission (%) (as a Percentage of Public Offering Price)
Less than $50,000	3.75%	3.90%	3.00%
$50,000 but less than $100,000	3.50%	3.63%	2.75%
$100,000 but less than $250,000	3.25%	3.36%	2.50%
$250,000 but less than $500,000	2.75%	2.83%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.50%
$1,000,000 or more	NONE	NONE	0.00%

*	Rounded to the nearest one-hundredth percent.

As of November 2, 2015, the up-front sales charges for the Funds and the commissions paid to qualifying dealers who sell Fund shares will be as follows:

When You Invest This Amount	The Sales Charge Makes Up This % of The Offering Price	Which Equals This % of Your Investment*	Commission (%) (as a Percentage of Public Offering Price)
Less than $100,000	2.50%	2.56%	2.00%
$100,000 but less than $250,000	2.00%	2.04%	1.75%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 or more	NONE	NONE	0.00%

*	Rounded to the nearest one-hundredth percent.

The foregoing changes will be effective as of November 2, 2015.

B.	Changes to Fee and Expense Information in Fund Summaries and Summary Prospectuses

To reflect the changes described in A above, in (1) the Fund Summary included in the Prospectus for each Fund and (2) the Summary Prospectus for each Fund, the information set forth in the fee and expense table and the related example under the heading "Fees and Expenses of the Fund" will be replaced as of November 2, 2015 to read as follows:

(1)	Viking Tax-Free Fund for Montana

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 18 of the Fund's prospectus and "Buying and Selling Shares" on page 24 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.15%
Fee Waivers and Expense Reimbursements(1)	(0.17)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.98%

(1)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from April 30, 2015 through April 29, 2016 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. If the Fund incurred extraordinary or non-recurring expenses, Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements would be higher than what is shown in the table above. This expense limitation agreement may only be terminated or modified prior to April 29, 2016 with the approval of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that on November 2, 2015, you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the Fund's contractual expense limitation agreement currently in place is not renewed beyond April 29, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$357	$604	$877	$1,687

(1)	Viking Tax-Free Fund for North Dakota

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "Your Account" on page 18 of the Fund's prospectus and "Buying and Selling Shares" on page 24 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.24%
Fee Waivers and Expense Reimbursements(1)	(0.26)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.98%

(1)

The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses from April 30, 2015 through April 29, 2016 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary or non‑recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% of average daily net assets. If the Fund incurred extraordinary or non-recurring expenses, Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements would be higher than what is shown in the table above. This expense limitation agreement may only be terminated or modified prior to April 29, 2016 with the approval of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that on November 2, 2015, you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the Fund's contractual expense limitation agreement currently in place is not renewed beyond April 29, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$361	$628	$922	$1,796

C.	Change to Legend for Summary Prospectuses

The last sentence of the legend on the first page of the Summary Prospectus for each Fund is deleted and replaced with the following:

The Fund's prospectus and statement of additional information, both dated April 30, 2015, as supplemented on October 30, 2015 (and as they may be further supplemented), are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number, or e-mail address noted above.

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The information set forth in the Prospectus, SAI and Summary Prospectuses of the Funds is superseded, to the extent applicable, by the information contained in this Supplement.

If you have questions or need assistance, please contact your registered representative or financial advisor directly or call the Funds' Shareholder Services Department at (800) 601-5593.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE